Income Taxes (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective income tax rate reconciliation [Abstract]
Income tax provision at U.S. statutory federal rate	$ (25,509)	$ (20,650)
State income tax provision, net of federal income tax effect	(5,891)
Foreign taxes provision	22	(72)
Noncontrolling interest	6,764
Valuation allowance reductions (increases)	24,150	470
Research and other tax credits	(270)	(37)
Tax benefits on vested and exercised equity awards	404
Partnership/non-taxable income		20,512
Other	3	(194)
Provision for income taxes	$ (327)	$ 29